Derivatives and Hedging, Effect of Trading Activities on the Statements of Financial Condition (Details) (USD $)	3 Months Ended	6 Months Ended	3 Months Ended	6 Months Ended	3 Months Ended	6 Months Ended		3 Months Ended	6 Months Ended	3 Months Ended	6 Months Ended
	Jun. 30, 2013	Jun. 30, 2013	Jun. 30, 2013 Commodity [Member]	Jun. 30, 2013 Commodity [Member]	Jun. 30, 2013 Foreign Currency [Member]	Jun. 30, 2013 Foreign Currency [Member]	Dec. 31, 2013 Options [Member]	Jun. 30, 2013 KR Master Fund [Member]	Jun. 30, 2013 KR Master Fund [Member]	Jun. 30, 2013 Cambridge Master Fund [Member]	Jun. 30, 2013 Cambridge Master Fund [Member]	Dec. 31, 2013 Futures and Forward Contracts [Member]	Dec. 31, 2013 Futures and Forward Contracts [Member] Foreign Currency [Member] Contract	Dec. 31, 2013 Futures and Forward Contracts [Member] Long [Member]	Dec. 31, 2013 Futures and Forward Contracts [Member] Long [Member] Foreign Currency [Member]	Dec. 31, 2013 Futures and Forward Contracts [Member] Short [Member]	Dec. 31, 2013 Futures and Forward Contracts [Member] Short [Member] Foreign Currency [Member]
Futures and Forward Contracts [Abstract]
Unrealized gain														$ 0	$ 0	$ 0	$ 0
Unrealized loss														0	0	0	0
Net Unrealized Gain												0	0
Unrealized currency gain (loss)												0
Total net unrealized gain (loss) on open contracts												0
Options Contracts at Fair Value [Abstract]
Options purchased							1
Average number of contracts outstanding													826
Effect of Trading Activities on Statements of Income [Abstract]
Trading results			(310,079)	(478,069)	1,114,264	1,912,759
Unrealized currency gain (loss)	(13,160)	(85,103)
Net realized	576,827	554,206
Net change in unrealized	(293,304)	(152,923)
Net realized gain (loss) on investment								(7,238)	(196,062)	1,329,975	1,556,638
Net change in unrealized appreciation (depreciation) on investment								(302,838)	(283,485)	(512,397)	(128,787)
Total Trading Results	$ 791,025	$ 1,349,587